UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   29-Apr-10

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          86

Form 13F Information Table Value Total:     $ 94,267

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1606    29574 SH       Sole                     3360             26214
                                                                24      450 SH                                                   450
Adobe Systems Inc.             COM              00724f101     1430    40443 SH       Sole                     5375             35068
                                                                34      975 SH                                                   975
Archer-Daniels-Midland Company COM              039483102     1223    42335 SH       Sole                     5575             36760
                                                                17      600 SH                                                   600
Auto Data Processing           COM              053015103     1625    36532 SH       Sole                     4025             32507
                                                                47     1055 SH                                                  1055
Bank of America Corp.          COM              060505104      988    55348 SH       Sole                     5765             49583
                                                               534    29910 SH                                  75             29835
Becton, Dickinson & Company    COM              075887109     1912    24281 SH       Sole                     3110             21171
                                                               104     1325 SH                                                  1325
Bemis Company                  COM              081437105     1297    45154 SH       Sole                     5780             39374
                                                                56     1950 SH                                                  1950
C.R. Bard Inc.                 COM              067383109     1883    21737 SH       Sole                     2795             18942
                                                                98     1135 SH                                  25              1110
CenturyTel, Inc.               COM              156700106     1412    39823 SH       Sole                     4970             34853
                                                                20      550 SH                                  75               475
Chubb Corp.                    COM              171232101     1662    32059 SH       Sole                     3010             29049
                                                                53     1025 SH                                  50               975
Cognizant Technology Solutions COM              192446102     1892    37106 SH       Sole                     5090             32016
                                                                28      550 SH                                                   550
Cohen Steers Realty Ishares    COM              464287564      894    15601 SH       Sole                     2000             13601
                                                                16      275 SH                                                   275
Colgate Palmolive              COM              194162103      264     3100 SH       Sole                                       3100
Disney (Walt) Holding Co.      COM              254687106      122     3506 SH       Sole                                       3506
                                                               128     3680 SH                                                  3680
Emerson Electric Company       COM              291011104     2049    40696 SH       Sole                     3990             36706
                                                                73     1450 SH                                  50              1400
Exxon Mobil Corp.              COM              30231G102     2806    41898 SH       Sole                     5490             36408
                                                               307     4585 SH                                                  4585
Fiserv Inc.                    COM              337738108     1749    34464 SH       Sole                     4275             30189
                                                                77     1525 SH                                  50              1475
General Electric Co.           COM              369604103     1516    83323 SH       Sole                     6580             76743
                                                               154     8485 SH                                                  8485
General Mills Inc.             COM              370334104      227     3200 SH       Sole                                       3200
IBM Corp.                      COM              459200101     1419    11063 SH       Sole                     1470              9593
                                                               269     2100 SH                                                  2100
Johnson & Johnson              COM              478160104     1607    24640 SH       Sole                     3217             21423
                                                                36      550 SH                                                   550
Lowe's Companies, Inc.         COM              548661107     1470    60630 SH       Sole                     7710             52920
                                                                68     2800 SH                                                  2800
MSCI EAFE Ishares              COM              464287465     4292    76675 SH       Sole                     7515             69160
                                                                62     1115 SH                                 290               825
MSCI Emerging Markets Ishares  COM              464287234     7422   176195 SH       Sole                    18525            157670
                                                               106     2509 SH                                  99              2410
P P G Industries Inc.          COM              693506107     1578    24131 SH       Sole                     2990             21141
                                                                13      200 SH                                                   200
PepsiCo Inc.                   COM              713448108     2304    34821 SH       Sole                     6387             28434
                                                               382     5775 SH                                                  5775
Procter & Gamble Co.           COM              742718109      674    10652 SH       Sole                                      10652
                                                               234     3692 SH                                                  3692
Quest Diagnostics              COM              74834l100     1955    33542 SH       Sole                     3885             29657
                                                                48      825 SH                                 100               725
Questar Corp.                  COM              748356102     1219    28212 SH       Sole                     3500             24712
                                                                19      450 SH                                                   450
Rogers Int'l Commodity Index   COM              870297801     2210   290407 SH       Sole                    27775            262632
                                                                46     6100 SH                                                  6100
S&P Mid Cap 400 Ishares        COM              464287507    10015   127252 SH       Sole                    12390            114862
                                                               157     2000 SH                                 100              1900
S&P Small Cap 600 Ishares      COM              464287804     6278   105600 SH       Sole                    10845             94755
                                                               104     1750 SH                                 100              1650
Schlumberger Ltd.              COM              806857108     2182    34391 SH       Sole                     3830             30561
                                                               187     2950 SH                                                  2950
Sigma Aldrich Corp.            COM              826552101     2374    44235 SH       Sole                     5335             38900
                                                               107     2000 SH                                                  2000
Southern Company               COM              842587107     2113    63732 SH       Sole                     6125             57607
                                                               345    10390 SH                                 300             10090
Standard & Poor's 500 Dep. Rec COM              78462f103     1435    12268 SH       Sole                      409             11859
                                                                20      170 SH                                                   170
Stanley Black & Decker         COM              854502101     1564    27237 SH       Sole                     3660             23577
                                                                22      375 SH                                                   375
Stryker Corp.                  COM              863667101     2971    51927 SH       Sole                     4545             47382
                                                                31      550 SH                                                   550
Supervalu Inc.                 COM              868536103      717    43002 SH       Sole                     5460             37542
                                                                17     1025 SH                                  50               975
Target Corp.                   COM              87612E106     1584    30121 SH       Sole                     3870             26251
                                                                78     1475 SH                                                  1475
Tortoise Energy Infrastructure COM              89147l100     1763    56032 SH       Sole                     7058             48974
                                                                78     2475 SH                                                  2475
U.S. Bancorp Del New           COM              902973304     1063    41058 SH       Sole                     5125             35933
                                                               131     5050 SH                                                  5050
WW Grainger                    COM              384802104     1665    15397 SH       Sole                     2085             13312
                                                                68      625 SH                                                   625
Walgreen Company               COM              931422109     1357    36581 SH       Sole                     4945             31636
                                                                78     2115 SH                                                  2115